Average Annual Total Returns{- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Initial, Service, Service 2 PRO-09 - Real Estate Portfolio	VIP Real Estate Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Real Estate Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Real Estate Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Real Estate Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Real Estate Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Real Estate Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Real Estate Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Real Estate Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Real Estate Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	38.99%	9.33%	10.41%	38.80%	9.22%	10.30%	38.64%	9.05%	10.14%	28.71%	18.47%	16.55%	40.56%	8.13%	9.92%